STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Oct. 30, 2011 Y	Oct. 31, 2010	Oct. 25, 2009	Oct. 30, 2011 Stock options Y	Oct. 31, 2010 Stock options Y	Oct. 25, 2009 Stock options Y	Oct. 30, 2011 Nonvested shares	Oct. 31, 2010 Nonvested shares	Oct. 25, 2009 Nonvested shares
Stock-based compensation
Cash received from stock options exercised				$ 53,800,000	$ 22,900,000	$ 2,400,000
Tax benefit realized from stock options, aggregate				20,800,000	18,900,000	1,300,000
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)				22,048,000
Granted (in shares)				2,658,000
Exercised (in shares)				4,750,000
Forfeited (in shares)				24,000
Outstanding, at the end of the period (in shares)				19,932,000	22,048,000
Exercisable at the end of the period (in shares)				13,499,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 16.47
Granted (in dollars per share)				$ 24.96
Exercised (in dollars per share)				$ 15.27
Forfeitures (in dollars per share)				$ 19.11
Outstanding at the end of the period (in dollars per share)				$ 17.89	$ 16.47
Exercisable at end of period (in dollars per share)				$ 16.66
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period (in years)				5.7
Exercisable at end of period (in years)				4.5
Aggregate Intrinsic Value
Outstanding at the end of the period				240,451,000
Exercisable at end of period				179,436,000
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted average grant date fair value (in dollars per share)				$ 5.54	$ 4.55	$ 2.93
Intrinsic value of exercised options				54,859,000	32,378,000	5,049,000
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk free interest rate (as a percent)				2.90%	3.40%	3.20%
Expected Dividend Rate (as a percent)				2.00%	2.20%	2.50%
Expected stock price volatility rate (as a percent)				21.00%	22.00%	22.00%
Expected option Term (in years)				8	8	8
Reconciliation of the nonvested shares
Nonvested shares at the beginning of the period							206,000
Nonvested shares granted in period							52,000
Nonvested shares vested in period							(43,000)
Nonvested shares at the end of the period							215,000	206,000
Weighted-average grant date fair value and total fair value of nonvested shares granted and vested
Nonvested shares at the beginning of the period (in dollars per share)							$ 18.13
Nonvested shares granted in period (in dollars per share)							$ 25.11	$ 19.56	$ 15.27
Nonvested shares vested in period (in dollars per share)							$ 17.43
Nonvested shares at the end of the period (in dollars per share)							$ 19.94	$ 18.13
Fair value of nonvested shares granted							1,299,000	978,000	865,000
Fair value of nonvested shares vested							751,000	664,000	204,000
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	17,229,000	14,402,000	12,054,000
Income tax benefit recognized	(6,542,000)	(5,510,000)	(4,633,000)
Stock based compensation expense, net of tax	10,687,000	8,892,000	7,421,000
Stock-based compensation expense unrecognized	$ 12,300,000
Period for recognition of unrecognized stock-based compensation expense (in years)	2.6
Number of shares available for future grants	32,600,000	35,300,000	38,000,000